DECOMMISSIONING OBLIGATIONS (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Asset Retirement Obligation Disclosure [Abstract]
SCHEDULE OF DECOMMISSIONING OBLIGATIONS

Changes to the decommissioning obligations are as follows:

	June 30, 2022	September 30, 2021

Decommissioning obligations, beginning of the year	$1,627,465	$792,814
Obligations acquired	-	784,418
Obligations derecognized	-	(140,704)
Change in estimates	-	234,331
Change in discount rate	-	(81,236)
Accretion expense	24,714	11,722
Foreign exchange movement	(7,008)	26,120
	$1,645,171	$1,627,465

Changes to the decommissioning obligations are as follows:

	2021	2020

Decommissioning obligations, beginning of the year	$792,814	$2,382,573
Obligations acquired	784,418	-
Obligations derecognized	(140,704)	(116,192)
Change in estimates	234,331	-
Change in discount rate	(81,236)	295,152
Accretion expense	11,722	45,371
Reclassification to liabilities held for sale	-	(1,801,221)
Foreign exchange movement	26,120	(12,869)
	$1,627,465	$792,814